Segment Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Information (Details) [Line Items]
Number of reportable segments	2	2
Goodwill	$ 4,183,232	$ 4,183,232	$ 5,218,861
North America [Member]
Segment Information (Details) [Line Items]
Gross long lived assets	8,000,000.0	9,100,000
Goodwill		4,200,000
South America [Member]
Segment Information (Details) [Line Items]
Gross long lived assets	100,000	400,000
Goodwill		0.0
Africa [Member]
Segment Information (Details) [Line Items]
Gross long lived assets	$ 200,000	1,400,000
Goodwill		$ 1,200,000